UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-8876

 NAME OF REGISTRANT:                     Senior Debt Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2011 - 06/30/2012


Senior Debt Portfolio
--------------------------------------------------------------------------------------------------------------------------
 BUFFETS RESTAURANTS HLDGS INC                                                               Agenda Number:  933527890
--------------------------------------------------------------------------------------------------------------------------
        Security:  11988P107
    Meeting Type:  Annual
    Meeting Date:  15-Dec-2011
          Ticker:  BUFR
            ISIN:  US11988P1075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: WILLIAM R. FLOYD, JR.               Mgmt          For                            For

1B     ELECTION OF DIRECTOR: R. MICHAEL ANDREWS,                 Mgmt          For                            For
       JR.

1C     ELECTION OF DIRECTOR: STEVEN K. LUMPKIN                   Mgmt          For                            For

1D     ELECTION OF DIRECTOR: MICHAEL MARKOWITZ                   Mgmt          For                            For

1E     ELECTION OF DIRECTOR: DAVID C. MERRITT                    Mgmt          For                            For

1F     ELECTION OF DIRECTOR: WILLIAM M. VAN EPPS                 Mgmt          For                            For

02     PROPOSAL TO RATIFY THE APPOINTMENT OF                     Mgmt          For                            For
       DELOITTE & TOUCHE LLP AS THE COMPANY'S
       INDEPENDENT AUDITORS.




--------------------------------------------------------------------------------------------------------------------------
 CUMULUS MEDIA INC.                                                                          Agenda Number:  933485888
--------------------------------------------------------------------------------------------------------------------------
        Security:  231082108
    Meeting Type:  Annual
    Meeting Date:  29-Jul-2011
          Ticker:  CMLS
            ISIN:  US2310821085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     PROPOSAL TO APPROVE AN AMENDMENT AND                      Mgmt          For                            For
       RESTATEMENT OF THE COMPANY'S AMENDED AND
       RESTATED CERTIFICATE OF INCORPORATION, AS
       DESCRIBED IN THE COMPANY'S PROXY STATEMENT.

02     PROPOSAL TO APPROVE THE ISSUANCE OF SHARES                Mgmt          For                            For
       OF THE COMPANY'S COMMON STOCK PURSUANT TO,
       AND AS CONTEMPLATED BY, THE EXCHANGE
       AGREEMENT (AS DEFINED IN THE PROXY
       STATEMENT) RELATING TO CUMULUS MEDIA
       PARTNERS, LLC ("CMP"), AND THE TRANSACTIONS
       CONTEMPLATED THEREBY.

03     DIRECTOR
       LEWIS W. DICKEY JR.                                       Mgmt          Withheld                       Against
       RALPH B. EVERETT                                          Mgmt          For                            For
       ERIC P. ROBISON                                           Mgmt          For                            For
       DAVID M. TOLLEY                                           Mgmt          For                            For

04     PROPOSAL TO RATIFY THE APPOINTMENT OF                     Mgmt          For                            For
       PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR 2011.




--------------------------------------------------------------------------------------------------------------------------
 SUPERMEDIA INC                                                                              Agenda Number:  933595475
--------------------------------------------------------------------------------------------------------------------------
        Security:  868447103
    Meeting Type:  Annual
    Meeting Date:  23-May-2012
          Ticker:  SPMD
            ISIN:  US8684471035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       EDWARD J. BAYONE                                          Mgmt          For                            For
       ROBERT C. BLATTBERG                                       Mgmt          For                            For
       CHARLES B. CARDEN                                         Mgmt          For                            For
       THOMAS D. GARDNER                                         Mgmt          For                            For
       DAVID E. HAWTHORNE                                        Mgmt          For                            For
       PETER J. MCDONALD                                         Mgmt          For                            For
       THOMAS S. ROGERS                                          Mgmt          For                            For
       JOHN SLATER                                               Mgmt          For                            For
       DOUGLAS D. WHEAT                                          Mgmt          For                            For

2.     ADVISORY RESOLUTION TO APPROVE EXECUTIVE                  Mgmt          For                            For
       COMPENSATION.

3.     RATIFICATION OF APPOINTMENT OF ERNST &                    Mgmt          For                            For
       YOUNG LLP AS OUR INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR 2012.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Senior Debt Portfolio
By (Signature)       /s/ Scott H. Page
Name                 Scott H. Page
Title                President
Date                 08/07/2012